Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Provision for credit losses
Provision for loan losses	SFr 36	SFr 31	SFr 22	SFr 67	SFr 52
Provision for lending-related and other exposures	15	(1)	(4)	14	0
Provision for credit losses	51	SFr 30	18	81	52
Bank
Provision for credit losses
Provision for credit losses	SFr 38		SFr 4	SFr 58	SFr 23